Note 5 - Warrants - Outstanding Warrants (Q1) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants outstanding (in shares)	371,340	327,253	528,054
Warrants outstanding, weighted average exercise price (in dollars per share)	$ 7.28	$ 8.89	$ 10.90
Warrants granted (in shares)	150,000	871,630
Warrants granted, weighted average exercise price (in dollars per share)	$ 8.75	$ 2.11
Warrants exercised (in shares)	(119,361)	(827,543)
Warrants exercised, weighted average exercise price (in dollars per share)	$ 2.03	$ 2.03
Warrants forfeited, canceled (in shares)	(102,460)		(200,801)
Warrants forfeited, canceled, weighted average exercise price (in dollars per share)	$ 20.40		$ 14.18
Warrants outstanding (in shares)	299,519	371,340	327,253
Warrants outstanding, weighted average exercise price (in dollars per share)	$ 5.62	$ 7.28	$ 8.89